Additional Information of Expenses by Nature	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Additional Information of Expenses by Nature
32.	ADDITIONAL INFORMATION OF EXPENSES BY NATURE

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment
Recognized in cost of revenue	$204,126.2	$203,476.8	$235,985.2
Recognized in operating expenses	15,152.2	16,583.1	19,746.3
Recognized in other operating income and expenses	25.0	25.1	64.5

	$219,303.4	$220,085.0	$255,796.0

b. Amortization of intangible assets
Recognized in cost of revenue	$1,642.1	$2,028.5	$2,135.5
Recognized in operating expenses	1,560.1	1,714.9	2,211.2

	$3,202.2	$3,743.4	$4,346.7

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
c. Research and development expenses	$65,544.6	$71,207.7	$80,732.5

d. Employee benefits expenses
Post-employment benefits
Defined contribution plans	$2,002.6	$2,164.9	$2,369.9
Defined benefit plans	278.9	272.2	271.5

	2,281.5	2,437.1	2,641.4
Other employee benefits	88,929.4	97,248.0	101,488.7

	$91,210.9	$99,685.1	$104,130.1

Employee benefits expense summarized by function
Recognized in cost of revenue	$52,983.2	$58,493.5	$61,026.1
Recognized in operating expenses	38,227.7	41,191.6	43,104.0

	$91,210.9	$99,685.1	$104,130.1

In accordance with the amendments to the R.O.C. Company Act in May 2015 and the amended TSMC’s Articles of Incorporation approved by TSMC’s shareholders in its meeting held on June 7, 2016, TSMC shall allocate compensation to directors and profit sharing bonus to employees of TSMC not more than 0.3% and not less than 1% of annual profits during the period, respectively. Prior to the amendments, TSMC’s Articles of Incorporation provided that, when allocating the net profits for each fiscal year, TSMC shall first set aside legal capital reserve and special capital reserve, then set aside not more than 0.3% of the balance as compensation to directors and not less than 1% as profit sharing bonus to employees, respectively.

TSMC accrued profit sharing bonus to employees based on a percentage of net income before income tax, profit sharing bonus to employees and compensation to directors during the period, which amounted to NT$20,556.9 million, NT$22,418.3 million and NT$23,019.1 million for the years ended December 31, 2015, 2016 and 2017, respectively; compensation to directors was expensed based on estimated amount payable. If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the differences are recorded as a change in accounting estimate.

TSMC’s profit sharing bonus to employees and compensation to directors in the amounts of NT$20,556.9 million and NT$356.2 million in cash for 2015, respectively, had been approved by the Board of Directors on February 2, 2016. The profit sharing bonus to employees and compensation to directors in cash for 2015 had been reported to TSMC’s shareholders in its meeting held on June 7, 2016, after the amended TSMC’s Articles of Incorporation had been approved. The aforementioned approved amount has no difference with the one recognized in the consolidated financial statements for the year ended December 31, 2015.

TSMC’s profit sharing bonus to employees and compensation to directors in the amounts of NT$22,418.3 million and NT$376.4 million in cash for 2016, respectively, and profit sharing bonus to employees and compensation to directors in the amounts of NT$23,019.1 million and NT$368.9 million in cash for 2017, respectively, had been approved by the Board of Directors of TSMC held on February 14, 2017 and February 13, 2018, respectively. There is no significant difference between the aforementioned approved amounts and the amounts charged against earnings of 2016 and 2017, respectively.